Contingencies	12 Months Ended
Dec. 31, 2017
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Contingencies
23.	Contingencies

The Company is involved in legal proceedings from time to time, arising in the ordinary course of its business. As at December 31, 2017, the amount of ultimate liability with respect to these actions will not, in the opinion of management, materially affect Eldorado’s financial position, results of operations or cash flows. Accordingly, no amounts have been accrued as at December 31, 2017.

On September 14, 2017, Hellas Gold received formal notice from the Greek Ministry of Finance and Ministry of the Environment and Energy initiating Greek domestic arbitration proceedings. The arbitration notice alleged that the Technical Study for the Madem Lakkos Metallurgical Plant for treating Olympias and Skouries concentrates in the Stratoni Valley (known as Olympias Phase III), submitted in December 2014, is deficient and thereby is in violation of the Transfer Contract and the environmental terms of the project. The arbitration proceedings are expected to conclude by April 6, 2018. While arbitration proceedings are inherently uncertain, the Company is confident that the Technical Study is robust and consistent with the Transfer Contract, the Business Plan and the approved environmental terms of the project.